SCHEDULE OF TRADE PAYABLES AND ACCRUED LIABILITIES (Details) - CAD ($)	Mar. 31, 2023	Dec. 31, 2022
Trade accounts payable	$ 1,460,545	$ 751,422
Accrued liabilities	1,714,464	2,031,545
Government grant payable	33,709	33,709
Trade payables and accrued liabilities	$ 3,208,718	$ 2,816,676